Accounts Receivable and Other Current Assets	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts Receivable and Other Current Assets	ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS

($ millions)	2025	2024
Trade accounts receivable	813	1,009
Unbilled accounts receivable	760	738
Allowance for credit losses	(80)	(78)
	1,493	1,669
Other (1)	202	217
	1,695	1,886
(1)    Consists mainly of customer billings for non-core services, gas mitigation costs and collateral deposits for gas purchases, and the fair value of derivative instruments (Note 26)

Central Hudson has established deferred payment agreements with certain customers for the collection of trade accounts receivable. The non-current portion of these agreements has been reflected in other assets (Note 9).

Allowance for Credit Losses
The allowance for credit losses changed as follows.

($ millions)	2025	2024
Balance, beginning of year	(78)	(68)
Credit loss expensed	(38)	(30)
Credit loss deferral	(44)	(31)
Write-offs, net of recoveries	72	55
Dispositions (Note 21)	6	—
Foreign exchange	2	(4)
Balance, end of year	(80)	(78)

See Note 26 for disclosure on the Corporation's credit risk.